UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2013

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	7,148,924	$76,350,504
MFS Global Real Estate Portfolio – Initial Class	1,453,795	19,248,245
MFS Government Securities Portfolio – Initial Class	7,149,592	96,233,514
MFS Growth Series – Initial Class (a)	1,834,018	57,991,634
MFS High Yield Portfolio – Initial Class	7,767,019	48,077,850
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,663,086	96,420,153
MFS International Growth Portfolio – Initial Class	1,401,978	19,235,144
MFS International Value Portfolio – Initial Class	1,026,354	19,244,135
MFS Limited Maturity Portfolio – Initial Class	11,176,634	115,342,858
MFS Mid Cap Growth Series – Initial Class (a)	5,281,951	38,663,884
MFS Mid Cap Value Portfolio – Initial Class	3,899,465	38,643,697
MFS New Discovery Series – Initial Class	537,433	9,641,551

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Value Portfolio – Initial Class	964,358	$9,643,577
MFS Research Bond Series – Initial Class	12,119,329	163,489,746
MFS Research International Portfolio – Initial Class	2,699,673	38,173,381
MFS Research Series – Initial Class	2,399,914	57,861,923
MFS Value Series – Initial Class	3,586,809	57,891,091

Total Underlying Affiliated Funds		$962,152,887

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	101	$101

Total Investments		$962,152,988

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,095,077

Net Assets – 100.0%		$963,248,065

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$741,614,305	$220,538,683	$—	$962,152,988

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, mutual funds amounting to $220,538,683 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$928,307,769
Gross unrealized appreciation	41,812,369
Gross unrealized depreciation	(7,967,150)
Net unrealized appreciation (depreciation)	$33,845,219

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	$6,942,470	$206,454	$—	$7,148,924
MFS Global Real Estate Portfolio	1,557,380	2	(103,587)	1,453,795
MFS Government Securities Portfolio	7,137,085	52,953	(40,446)	7,149,592
MFS Growth Series	2,032,329	3	(198,314)	1,834,018
MFS High Yield Portfolio	8,034,630	293	(267,904)	7,767,019
MFS Inflation-Adjusted Bond Portfolio	8,621,862	116,205	(74,981)	8,663,086
MFS Institutional Money Market Portfolio	1,088,933	18,823,281	(19,912,113)	101
MFS International Growth Portfolio	1,488,361	1	(86,384)	1,401,978
MFS International Value Portfolio	1,122,297	—	(95,943)	1,026,354
MFS Limited Maturity Portfolio	11,252,633	43,566	(119,565)	11,176,634
MFS Mid Cap Growth Series	5,964,695	1	(682,745)	5,281,951
MFS Mid Cap Value Portfolio	4,474,215	—	(574,750)	3,899,465
MFS New Discovery Series	627,769	1	(90,337)	537,433
MFS New Discovery Value Portfolio	1,113,631	—	(149,273)	964,358
MFS Research Bond Series	12,180,140	52,299	(113,110)	12,119,329
MFS Research International Portfolio	2,879,280	10	(179,617)	2,699,673
MFS Research Series	2,674,821	1	(274,908)	2,399,914
MFS Value Series	4,046,628	—	(459,819)	3,586,809

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$—	$—	$—	$76,350,504
MFS Global Real Estate Portfolio	107,764	—	—	19,248,245
MFS Government Securities Portfolio	(2,770)	—	—	96,233,514
MFS Growth Series	(298,889)	—	—	57,991,634
MFS High Yield Portfolio	(86,665)	—	—	48,077,850
MFS Inflation-Adjusted Bond Portfolio	(51,496)	—	—	96,420,153
MFS Institutional Money Market Portfolio	—	—	273	101
MFS International Growth Portfolio	(40,758)	—	—	19,235,144
MFS International Value Portfolio	138,650	—	—	19,244,135
MFS Limited Maturity Portfolio	(9,261)	—	—	115,342,858
MFS Mid Cap Growth Series	(108,770)	—	—	38,663,884
MFS Mid Cap Value Portfolio	132,340	—	—	38,643,697
MFS New Discovery Series	(25,741)	—	—	9,641,551
MFS New Discovery Value Portfolio	(235,161)	—	—	9,643,577
MFS Research Bond Series	(100,759)	—	—	163,489,746
MFS Research International Portfolio	159,206	—	—	38,173,381
MFS Research Series	(928,790)	—	—	57,861,923
MFS Value Series	(2,258,316)	—	—	57,891,091

	$(3,609,416)	$—	$273	$962,152,988

4

QUARTERLY REPORT

March 31, 2013

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 0.7%
Kaman Corp.	13,020	$461,817

Apparel Manufacturers – 2.7%
Guess?, Inc.	30,160	$748,873
Hanesbrands, Inc. (a)	22,030	1,003,687

		$1,752,560

Broadcasting – 0.6%
Stroer Out-of-Home Media AG (a)	37,210	$381,626

Brokerage & Asset Managers – 2.9%
FXCM, Inc., “A”	54,400	$744,192
GFI Group, Inc.	129,170	431,428
NASDAQ OMX Group, Inc.	21,985	710,116

		$1,885,736

Business Services – 3.1%
G&K Services, Inc.	14,431	$656,755
Global Payments, Inc.	13,630	676,866
Performant Financial Corp. (a)	23,930	293,860
Portfolio Recovery Associates, Inc. (a)	2,690	341,415

		$1,968,896

Chemicals – 1.0%
Intrepid Potash, Inc.	33,890	$635,776

Computer Software – 1.3%
OBIC Co. Ltd.	3,490	$804,501

Computer Software – Systems – 2.3%
Ingram Micro, Inc., “A” (a)	39,710	$781,493
NICE Systems Ltd., ADR (a)	18,880	695,350

		$1,476,843

Construction – 1.6%
Beacon Roofing Supply, Inc. (a)	7,600	$293,816
Lennox International, Inc.	11,300	717,437

		$1,011,253

Consumer Products – 1.2%
Sensient Technologies Corp.	18,940	$740,365

Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	13,230	$335,910

Containers – 1.7%
Greif, Inc., “A”	15,150	$812,343
Packaging Corp. of America	6,730	301,975

		$1,114,318

Electronics – 7.1%
CEVA, Inc. (a)	20,630	$321,828
Entegris, Inc. (a)	41,050	404,753
Entropic Communications, Inc. (a)	87,420	355,799
Lattice Semiconductor Corp. (a)	80,200	437,090
M/A-COM Technology Solutions Holdings, Inc. (a)	43,726	702,677
MaxLinear, Inc., “A” (a)	92,015	570,493
Micrel, Inc.	41,810	439,423

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
MKS Instruments, Inc.	13,460	$366,112
Ultratech, Inc. (a)	8,150	322,170
Veeco Instruments, Inc. (a)	16,190	620,563

		$4,540,908

Energy – Independent – 2.3%
SM Energy Co.	12,480	$739,066
Unit Corp. (a)	8,820	401,751
WPX Energy, Inc. (a)	19,600	313,992

		$1,454,809

Engineering – Construction – 1.1%
Foster Wheeler AG (a)	32,260	$737,141

Entertainment – 1.0%
Cinemark Holdings, Inc.	22,930	$675,059

Food & Beverages – 1.1%
Pinnacle Foods, Inc. (a)	31,270	$694,507

Health Maintenance Organizations – 1.4%
Centene Corp. (a)	10,330	$454,933
Molina Healthcare, Inc. (a)	14,910	460,272

		$915,205

Insurance – 6.4%
Allied World Assurance Co.	7,470	$692,618
Aspen Insurance Holdings Ltd.	20,650	796,677
Everest Re Group Ltd.	6,070	788,250
Hanover Insurance Group, Inc.	18,480	918,086
Symetra Financial Corp.	43,130	578,373
Willis Group Holdings PLC	8,510	336,060

		$4,110,064

Leisure & Toys – 2.1%
Brunswick Corp.	19,350	$662,157
Callaway Golf Co.	104,620	692,584

		$1,354,741

Machinery & Tools – 6.5%
Columbus McKinnon Corp. (a)	37,480	$721,490
Douglas Dynamics, Inc.	45,940	634,891
EnPro Industries, Inc. (a)	11,140	570,034
Herman Miller, Inc.	27,870	771,163
Kennametal, Inc.	16,200	632,448
Polypore International, Inc. (a)	12,180	489,392
Regal Beloit Corp.	4,340	353,970

		$4,173,388

Major Banks – 2.3%
Comerica, Inc.	17,940	$644,943
Huntington Bancshares, Inc.	111,740	825,759

		$1,470,702

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 4.6%
Almost Family, Inc.	27,379	$559,353
Community Health Systems, Inc.	12,260	581,001
Cross Country Healthcare, Inc. (a)	103,853	551,459
Health Management Associates, Inc., “A” (a)	44,480	572,458
MEDNAX, Inc. (a)	8,000	717,040

		$2,981,311

Medical Equipment – 1.3%
Teleflex, Inc.	9,660	$816,367

Metals & Mining – 3.3%
GrafTech International Ltd. (a)	95,180	$730,982
Iluka Resources Ltd.	60,536	591,769
TMS International Corp., “A” (a)	58,700	774,840

		$2,097,591

Natural Gas – Distribution – 3.2%
AGL Resources, Inc.	14,190	$595,271
NorthWestern Corp.	16,120	642,543
UGI Corp.	21,600	829,224

		$2,067,038

Oil Services – 3.2%
C&J Energy Services, Inc. (a)	26,630	$609,827
Superior Energy Services, Inc. (a)	19,120	496,546
Tesco Corp. (a)	70,910	949,485

		$2,055,858

Other Banks & Diversified Financials – 11.1%
Berkshire Hills Bancorp, Inc.	28,370	$724,570
Brookline Bancorp, Inc.	72,680	664,295
CAI International, Inc. (a)	43,140	1,243,295
Cathay General Bancorp, Inc.	32,610	656,113
First Interstate BancSystem, Inc.	31,961	601,186
Glacier Bancorp, Inc.	40,980	777,800
PrivateBancorp, Inc.	38,470	727,468
Regional Management Corp. (a)	26,880	542,976
Sandy Spring Bancorp, Inc.	32,731	657,893
TCF Financial Corp.	34,410	514,774

		$7,110,370

Pollution Control – 1.0%
Progressive Waste Solutions Ltd.	31,870	$674,051

Railroad & Shipping – 1.3%
Diana Shipping, Inc. (a)	78,200	$833,612

Real Estate – 5.2%
BioMed Realty Trust, Inc., REIT	38,030	$821,448

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Capstead Mortgage Corp., REIT	44,240	$567,157
EPR Properties, REIT	14,330	745,877
Hatteras Financial Corp., REIT	21,120	579,322
Select Income, REIT	23,320	616,814

		$3,330,618

Specialty Chemicals – 2.8%
A. Schulman, Inc.	14,100	$444,996
Cabot Corp.	8,330	284,886
Koppers Holdings, Inc.	13,840	608,683
Tronox Ltd., “A”	23,680	469,101

		$1,807,666

Specialty Stores – 5.4%
ANN, Inc. (a)	22,200	$644,244
Children’s Place Retail Store, Inc. (a)	14,890	667,370
Express, Inc. (a)	39,320	700,289
Gordmans Stores, Inc. (a)	27,860	326,241
Kirkland’s, Inc. (a)	23,090	264,611
rue21, Inc. (a)	15,400	452,606
Tilly’s, Inc. (a)	32,540	413,909

		$3,469,270

Tobacco – 1.2%
Schweitzer-Mauduit International, Inc.	20,640	$799,387

Trucking – 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	13,330	$543,331
Celadon Group, Inc.	20,400	425,544
Marten Transport Ltd.	28,710	577,932

		$1,546,807

Utilities – Electric Power – 2.0%
El Paso Electric Co.	17,750	$597,288
Great Plains Energy, Inc.	29,150	675,989

		$1,273,277

Total Common Stocks		$63,559,348

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	1,315,726	$1,315,726

Total Investments		$64,875,074

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(626,467)

Net Assets – 100.0%		$64,248,607

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,578,439	$—	$—	$59,578,439
Greece	833,612	—	—	833,612
Japan	804,501	—	—	804,501
Israel	695,350	—	—	695,350
Canada	674,051	—	—	674,051
Australia	—	591,769	—	591,769
Germany	381,626	—	—	381,626
Mutual Funds	1,315,726	—	—	1,315,726
Total Investments	$64,283,305	$591,769	$—	$64,875,074

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $381,626 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

3

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,955,106
Gross unrealized appreciation	8,706,860
Gross unrealized depreciation	(786,892)
Net unrealized appreciation (depreciation)	$7,919,968

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,390,442	8,582,928	(9,657,644)	1,315,726

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$732	$1,315,726

4

QUARTERLY REPORT

March 31, 2013

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	366,165	$5,576,693
MFS Global Governments Portfolio – Initial Class	2,067,756	22,083,630
MFS Global Real Estate Portfolio – Initial Class	2,225,156	29,461,065
MFS Growth Series – Initial Class (a)	2,070,100	65,456,551
MFS High Yield Portfolio – Initial Class	4,684,352	28,996,142
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,539,108	28,260,277
MFS International Growth Portfolio – Initial Class	2,136,236	29,309,163
MFS International Value Portfolio – Initial Class	1,572,651	29,487,209
MFS Limited Maturity Portfolio – Initial Class	1,104,570	11,399,166
MFS Mid Cap Growth Series – Initial Class (a)	7,322,992	53,604,303

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS Mid Cap Value Portfolio – Initial Class	5,415,591	$53,668,511
MFS New Discovery Series – Initial Class	663,276	11,899,174
MFS New Discovery Value Portfolio – Initial Class	1,186,470	11,864,703
MFS Research Bond Series – Initial Class	2,112,083	28,492,001
MFS Research International Portfolio – Initial Class	3,702,214	52,349,310
MFS Research Series – Initial Class	2,460,922	59,332,830
MFS Value Series – Initial Class	4,050,968	65,382,631

Total Underlying Affiliated Funds		$586,623,359

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	22	$22

Total Investments		$586,623,381

OTHER ASSETS, LESS LIABILITIES – 0.0%		286,703

Net Assets – 100.0%		$586,910,084

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$352,823,096	$233,800,285	$—	$586,623,381

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, mutual funds amounting to $233,800,285 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$543,413,816
Gross unrealized appreciation	45,031,068
Gross unrealized depreciation	(1,821,503)
Net unrealized appreciation (depreciation)	$43,209,565

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	363,655	2,937	(427)	366,165
MFS Global Governments Portfolio	2,004,906	62,850	—	2,067,756
MFS Global Real Estate Portfolio	2,235,427	12,703	(22,974)	2,225,156
MFS Growth Series	2,156,309	—	(86,209)	2,070,100
MFS High Yield Portfolio	4,639,060	45,292	—	4,684,352
MFS Inflation-Adjusted Bond Portfolio	2,486,952	52,156	—	2,539,108
MFS Institutional Money Market Portfolio	17	6,003,606	(6,003,601)	22
MFS International Growth Portfolio	2,141,619	6,112	(11,495)	2,136,236
MFS International Value Portfolio	1,615,750	4,942	(48,041)	1,572,651
MFS Limited Maturity Portfolio	1,086,455	18,115	—	1,104,570
MFS Mid Cap Growth Series	7,751,449	—	(428,457)	7,322,992
MFS Mid Cap Value Portfolio	5,804,539	—	(388,948)	5,415,591
MFS New Discovery Series	722,745	—	(59,469)	663,276
MFS New Discovery Value Portfolio	1,280,602	—	(94,132)	1,186,470
MFS Research Bond Series	2,076,441	35,642	—	2,112,083
MFS Research International Portfolio	3,717,163	8,691	(23,640)	3,702,214
MFS Research Series	2,580,997	—	(120,075)	2,460,922
MFS Value Series	4,288,128	—	(237,160)	4,050,968

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(803)	$—	$—	$5,576,693
MFS Global Governments Portfolio	—	—	—	22,083,630
MFS Global Real Estate Portfolio	19,249	—	—	29,461,065
MFS Growth Series	(149,036)	—	—	65,456,551
MFS High Yield Portfolio	—	—	—	28,996,142
MFS Inflation-Adjusted Bond Portfolio	—	—	—	28,260,277
MFS Institutional Money Market Portfolio	—	—	81	22
MFS International Growth Portfolio	1,518	—	—	29,309,163
MFS International Value Portfolio	76,973	—	—	29,487,209
MFS Limited Maturity Portfolio	—	—	—	11,399,166
MFS Mid Cap Growth Series	(130,803)	—	—	53,604,303
MFS Mid Cap Value Portfolio	(19,094)	—	—	53,668,511
MFS New Discovery Series	(50,947)	—	—	11,899,174
MFS New Discovery Value Portfolio	(150,581)	—	—	11,864,703
MFS Research Bond Series	—	—	—	28,492,001
MFS Research International Portfolio	21,022	—	—	52,349,310
MFS Research Series	(407,540)	—	—	59,332,830
MFS Value Series	(1,103,490)	—	—	65,382,631

	$(1,893,532)	$—	$81	$586,623,381

4

QUARTERLY REPORT

March 31, 2013

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 97.6%
International Market Sovereign – 53.4%
Commonwealth of Australia, Inflation Linked Bond, 3%, 2025	AUD	743,784	$965,837
Federal Republic of Germany, Inflation Linked Bond , 1.5%, 2016	EUR	10,402,220	14,519,856
Federal Republic of Germany, Inflation Linked Bond , 1.75%, 2020	EUR	10,328,084	15,797,368
Federal Republic of Germany, Inflation Linked Bond , 0.1%, 2023	EUR	6,507,072	8,881,800
Government of Australia, Inflation Linked Bond, 4%, 2020	AUD	5,915,011	7,640,639
Government of Canada, Inflation Linked Bond, 4.25%, 2021	CAD	1,898,117	2,628,623
Government of Canada, Inflation Linked Bond, 4%, 2031	CAD	4,108,272	6,824,326
Government of Canada, Inflation Linked Bond, 2%, 2041	CAD	5,574,312	7,675,867
Government of France, Inflation Linked Bond, 1.8%, 2040	EUR	1,574,398	2,468,437
Government of France, Inflation Linked Bond, 1.3%, 2019	EUR	7,709,682	11,129,175
Government of France, Inflation Linked Bond, 2.25%, 2020	EUR	4,935,386	7,567,114
Government of France, Inflation Linked Bond, 3.4%, 2029	EUR	7,056,115	13,184,461
Government of France, Inflation Linked Bond, 3.15%, 2032	EUR	5,674,329	10,364,740
Government of Japan, Inflation Linked Bond, 0.5%, 2014	JPY	222,975,000	2,446,854
Government of Japan, Inflation Linked Bond, 1%, 2016	JPY	323,050,000	3,747,421
Government of Japan, Inflation Linked Bond, 1.3%, 2017	JPY	742,500,000	8,881,145
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	196,400,000	2,379,405
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	491,500,000	5,978,055
Kingdom of Sweden, Inflation Linked Bond, 4%, 2020	SEK	58,988,495	11,843,388
Republic of Italy, Inflation Linked Bond, 2.1%, 2016	EUR	2,102,400	2,736,461
Republic of Italy, Inflation Linked Bond, 2.35%, 2019	EUR	2,717,475	3,432,244
Republic of Italy, Inflation Linked Bond, 2.1%, 2021	EUR	2,127,680	2,529,493
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 2022	GBP	5,438,115	11,246,029
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 2024	GBP	7,423,226	16,228,816
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2027	GBP	5,436,161	11,016,245
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 2029	GBP	4,153,624	7,154,401

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 2030	GBP	3,833,979	$10,948,211
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2034	GBP	3,175,320	6,028,511
United Kingdom Treasury, Inflation Linked Bond, 2%, 2035	GBP	4,737,988	11,125,647
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 2037	GBP	3,433,420	7,217,855
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2040	GBP	3,698,547	7,039,587
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2042	GBP	3,771,494	7,301,753
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2047	GBP	5,646,745	11,451,997
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 2050	GBP	3,866,693	7,334,951
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2055	GBP	4,187,208	10,351,512
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 2062	GBP	3,626,092	6,839,147

			$284,907,371

U.S. Treasury Inflation Protected Securities – 44.2%
U.S. Treasury Bonds, 0.125%, 2017		$5,973,722	$6,442,753
U.S. Treasury Bonds, 1.625%, 2018		5,496,050	6,407,619
U.S. Treasury Bonds,1.125%, 2021		10,197,505	12,021,900
U.S. Treasury Bonds, 2.375%, 2025		7,363,005	9,881,381
U.S. Treasury Bonds, 2%, 2026		4,949,541	6,441,363
U.S. Treasury Bonds, 2.375%, 2027		4,269,564	5,810,275
U.S. Treasury Bonds, 1.75%, 2028		4,770,571	6,063,845
U.S. Treasury Bonds, 3.625%, 2028		4,540,403	7,087,287
U.S. Treasury Bonds, 2.5%, 2029		4,402,900	6,150,301
U.S. Treasury Bonds, 3.875%, 2029		4,905,567	7,969,628
U.S. Treasury Bonds, 3.375%, 2032		1,415,409	2,275,711
U.S. Treasury Bonds, 2.125%, 2040		2,748,784	3,872,134
U.S. Treasury Bonds, 2.125%, 2041		3,312,383	4,687,021
U.S. Treasury Bonds, 0.75%, 2042		6,795,492	7,092,265
U.S. Treasury Notes, 1.25%, 2014		3,908,491	4,037,960
U.S. Treasury Notes, 2%, 2014		6,926,869	7,331,661
U.S. Treasury Notes, 1.625%, 2015		7,554,384	8,057,816
U.S. Treasury Notes, 0.5%, 2015		7,171,555	7,533,496
U.S. Treasury Notes, 1.875%, 2015		5,975,143	6,554,451
U.S. Treasury Notes, 2%, 2016		7,773,541	8,663,246
U.S. Treasury Notes, 0.125%, 2016		11,358,080	12,066,189
U.S. Treasury Notes, 2.5%, 2016		3,566,765	4,126,301
U.S. Treasury Notes, 2.375%, 2017		5,362,362	6,255,110
U.S. Treasury Notes, 2.625%, 2017		4,155,477	4,998,910
U.S. Treasury Notes, 2.125%, 2019		4,019,992	4,903,136
U.S. Treasury Notes, 1.875%, 2019		4,991,298	6,110,053
U.S. Treasury Notes, 1.375%, 2020		5,573,687	6,639,219
U.S. Treasury Notes, 1.25%, 2020		9,470,546	11,312,123
U.S. Treasury Notes, 0.625%, 2021		10,925,252	12,495,757
U.S. Treasury Notes, 0.125%, 2022		12,056,546	13,118,088

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 2022	$14,243,629	$15,522,223
U.S. Treasury Notes, 0.125%, 2023	2,693,655	2,905,570
U.S. Treasury Notes, 0.625%, 2043	1,001,600	1,003,948

		$235,838,740

Total Bonds		$520,746,111

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	10,795,213	$10,795,213

Total Investments		$531,541,324

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,121,854

Net Assets – 100.0%		$533,663,178

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 3/31/13

Forward Foreign Currency Exchange Contracts at 3/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	UBS AG	404,000	4/15/13	$419,165	$420,147	$982
BUY	AUD	Westpac Banking Corp.	2,487,914	4/15/13	2,555,331	2,587,354	32,023
SELL	AUD	Westpac Banking Corp.	2,315,748	4/15/13	2,410,057	2,408,308	1,749
BUY	CAD	Citibank N.A.	2,045,000	4/15/13	1,991,043	2,008,828	17,785
BUY	CAD	Goldman Sachs International	321,000	4/15/13	313,813	315,321	1,508
SELL	CAD	Westpac Banking Corp.	2,659,832	4/15/13	2,659,920	2,612,786	47,134
SELL	EUR	Barclays Bank PLC	5,616,209	4/15/13	7,499,043	7,200,545	298,498
SELL	EUR	Brown Brothers Harriman	3,643,705	4/15/13	4,803,633	4,671,597	132,036
SELL	EUR	Credit Suisse Group	4,460,259	4/15/13	5,860,883	5,718,501	142,382
SELL	EUR	Deutsche Bank AG	2,245,000	4/15/13	2,996,148	2,878,316	117,832
SELL	EUR	Goldman Sachs International	8,893,949	4/15/13	11,713,470	11,402,939	310,531
SELL	EUR	UBS AG	2,131,427	4/15/13	2,809,102	2,732,705	76,397
SELL	EUR	Westpac Banking Corp.	2,214,302	4/15/13	2,962,639	2,838,958	123,681
BUY	GBP	Barclays Bank PLC	2,943,000	4/15/13	4,418,566	4,471,450	52,884
BUY	GBP	Brown Brothers Harriman	557,000	4/15/13	841,869	846,278	4,409
BUY	GBP	Deutsche Bank AG	563,000	4/15/13	854,299	855,395	1,096
BUY	GBP	Goldman Sachs International	5,167,142	4/15/13	7,817,454	7,850,702	33,248
BUY	GBP	UBS AG	630,000	4/15/13	954,242	957,191	2,949
SELL	GBP	Barclays Bank PLC	21,804	4/15/13	33,728	33,129	599
SELL	GBP	Brown Brothers Harriman	499,000	4/15/13	784,957	758,156	26,801
SELL	GBP	Deutsche Bank AG	3,355,929	4/15/13	5,304,492	5,098,833	205,659
SELL	GBP	Goldman Sachs International	2,162,092	4/15/13	3,361,775	3,284,977	76,798
SELL	GBP	JPMorgan Chase Bank N.A.	835,000	4/15/13	1,316,847	1,268,658	48,189
BUY	JPY	Barclays Bank PLC	122,900,000	4/15/13	1,284,858	1,305,061	20,203
BUY	JPY	Deutsche Bank AG	35,208,000	4/15/13	373,447	373,870	423
BUY	JPY	UBS AG	122,900,000	4/15/13	1,288,653	1,305,061	16,408
SELL	JPY	Brown Brothers Harriman	24,139,000	4/15/13	258,659	256,329	2,330
SELL	JPY	Deutsche Bank AG	85,673,000	4/15/13	943,887	909,751	34,136

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	JPY	Goldman Sachs International	1,675,787,687	4/15/13	$18,627,752	$17,794,991	$832,761
SELL	JPY	JPMorgan Chase Bank N.A.	117,485,000	4/15/13	1,307,644	1,247,559	60,085
SELL	SEK	Credit Suisse Group	7,870,000	4/15/13	1,215,260	1,205,905	9,355
SELL	SEK	Deutsche Bank AG	10,201,815	4/15/13	1,563,281	1,563,204	77
SELL	SEK	Goldman Sachs International	5,103,000	4/15/13	793,000	781,923	11,077
SELL	SEK	UBS AG	12,611,000	4/15/13	1,961,479	1,932,359	29,120

							$2,771,145

Liability Derivatives
SELL	AUD	Goldman Sachs International	404,000	4/15/13	$409,906	$420,147	$(10,241)
SELL	AUD	UBS AG	928,486	4/15/13	959,998	965,596	(5,598)
BUY	CAD	Citibank N.A.	1,108,505	4/15/13	1,105,156	1,088,899	(16,257)
BUY	CAD	Goldman Sachs International	2,031,729	4/15/13	2,015,188	1,995,793	(19,395)
BUY	CAD	Merrill Lynch International Bank	263,000	4/15/13	265,903	258,348	(7,555)
SELL	CAD	Brown Brothers Harriman	794,000	4/15/13	770,772	779,956	(9,184)
SELL	CAD	Deutsche Bank AG	794,000	4/15/13	770,296	779,956	(9,660)
SELL	CAD	Goldman Sachs International	791,000	4/15/13	769,151	777,009	(7,858)
BUY	EUR	Credit Suisse Group	4,867,558	4/15/13	6,309,728	6,240,700	(69,028)
BUY	EUR	Deutsche Bank AG	3,073,500	4/15/13	4,053,486	3,940,537	(112,949)
BUY	EUR	Goldman Sachs International	8,046,296	4/15/13	10,600,258	10,316,161	(284,097)
BUY	EUR	JPMorgan Chase Bank N.A.	4,604,785	4/15/13	6,080,390	5,903,798	(176,592)
BUY	EUR	UBS AG	2,948,451	4/15/13	3,839,656	3,780,211	(59,445)
SELL	EUR	Deutsche Bank AG	1,034,000	4/15/13	1,321,156	1,325,692	(4,536)
BUY	GBP	Barclays Bank PLC	9,441,806	4/15/13	15,184,501	14,345,416	(839,085)
BUY	GBP	Deutsche Bank AG	9,441,806	4/15/13	15,192,149	14,345,416	(846,733)
BUY	GBP	Goldman Sachs International	495,000	4/15/13	795,540	752,079	(43,461)
BUY	GBP	UBS AG	1,275,000	4/15/13	1,996,691	1,937,172	(59,519)
SELL	GBP	Credit Suisse Group	1,209,723	4/15/13	1,805,025	1,837,994	(32,969)
SELL	GBP	Deutsche Bank AG	512,000	4/15/13	769,260	777,908	(8,648)
SELL	GBP	Goldman Sachs International	3,452,119	4/15/13	5,226,983	5,244,980	(17,997)
SELL	GBP	JPMorgan Chase Bank N.A.	512,000	4/15/13	763,750	777,908	(14,158)
BUY	JPY	Credit Suisse Group	539,817,000	4/15/13	6,159,904	5,732,253	(427,651)
BUY	JPY	Goldman Sachs International	193,802,000	4/15/13	2,068,079	2,057,961	(10,118)
BUY	JPY	Merrill Lynch International Bank	539,817,000	4/15/13	6,153,584	5,732,253	(421,331)
SELL	JPY	Barclays Bank PLC	568,879,381	4/15/13	5,920,314	6,040,863	(120,549)
SELL	JPY	Deutsche Bank AG	193,665,000	4/15/13	2,031,622	2,056,506	(24,884)
BUY	SEK	Brown Brothers Harriman	12,881,000	4/15/13	1,997,608	1,973,731	(23,877)
BUY	SEK	Deutsche Bank AG	8,184,000	4/15/13	1,291,869	1,254,018	(37,851)
BUY	SEK	UBS AG	3,989,000	4/15/13	625,660	611,227	(14,433)

							$(3,735,659)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$235,838,740	$—	$235,838,740
Non-U.S. Sovereign Debt	—	284,907,371	—	284,907,371
Mutual Funds	10,795,213	—	—	10,795,213
Total Investments	$10,795,213	$520,746,111	$—	$531,541,324

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(964,514)	$—	$(964,514)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$525,752,570
Gross unrealized appreciation	8,805,960
Gross unrealized depreciation	(3,017,206)
Net unrealized appreciation (depreciation)	$5,788,754

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,201,168	42,091,711	(71,497,666)	10,795,213

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,215	$10,795,213

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	46.3%
United Kingdom	24.7%
France	8.5%
Germany	7.4%
Japan	4.4%
Canada	3.2%
Sweden	2.3%
Italy	1.6%
Australia	1.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2013

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.8%
Asset-Backed & Securitized – 12.5%
Ally Master Owner Trust, “A”, FRN, 0.703%, 2016	$7,600,000	$7,602,894
Ally Master Owner Trust, “A-2”, 1.81%, 2016	8,300,000	8,417,138
Babson Ltd., CLO, “A1”, FRN, 0.552%, 2019 (z)	1,522,279	1,510,741
Bank of America Auto Trust, “A-3”, 0.78%, 2016	6,750,000	6,774,023
Brazos Higher Education Authority, Inc., Student Loan Rev., “1A-2”, FRN, 0.364%, 2018	1,232,000	1,230,768
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.444%, 2022	2,187,954	2,183,228
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-9”, FRN, 0.384%, 2017	1,182,450	1,181,410
College Loan Corp. Trust, “A-3”, FRN, 0.461%, 2021	28,120	28,120
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.651%, 2022	4,659,784	4,671,447
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.753%, 2048 (n)	1,045,621	1,047,714
Ford Credit Auto Owner Trust, “A-2”, 0.47%, 2015	4,586,875	4,589,733
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 2019	2,310,000	2,379,349
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.553%, 2016	6,800,000	6,813,117
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 2016	7,200,000	7,211,750
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	5,030,000	5,035,030
Honda Auto Receivables Owner Trust, “A-2”, 0.46%, 2014	7,600,000	7,604,340
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 2016	3,600,000	3,604,306
Lanark Master Issuer PLC, “1-A”, FRN, 1.689%, 2054	4,500,000	4,599,086
National Credit Union Administration, “1-A”, FRN, 0.653%, 2020	2,035,347	2,041,392
National Credit Union Administration, “1-A”, FRN, 0.583%, 2020	3,010,693	3,017,286
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	2,375,501	2,380,328
SLM Student Loan Trust, “A-1”, FRN, 0.364%, 2017	3,751,255	3,750,952
SLM Student Loan Trust, “A-2”, FRN, 0.501%, 2016	1,149,123	1,150,045
SLM Student Loan Trust, “A-3”, FRN, 0.331%, 2018	627,236	627,539

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
SLM Student Loan Trust, “A-4”, FRN, 0.431%, 2019	$1,309,703	$1,310,403
SLM Student Loan Trust, “A-4”, FRN, 0.47%, 2020	1,612,421	1,612,995
SLM Student Loan Trust, “A-4”, FRN, 0.381%, 2021	4,299,384	4,283,812
Student Loan Consolidation Center, “A”, FRN, 1.424%, 2027 (n)	1,561,628	1,609,693
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 2015	6,200,000	6,213,838
Volkswagen Auto Loan Enhanced Trust, “A-4”, 2.14%, 2016	4,953,941	4,982,080
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (z)	1,100,000	1,099,927
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2017	3,800,000	3,814,657

		$114,379,141

Automotive – 2.9%
American Honda Finance Corp., 1.6%, 2018 (n)	$4,500,000	$4,553,892
Daimler Finance North America LLC, 2.4%, 2017 (z)	1,800,000	1,859,044
Daimler Finance North America LLC, FRN, 0.905%, 2015 (n)	4,780,000	4,799,345
Ford Motor Credit Co. LLC, 8%, 2016	3,500,000	4,196,108
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,841,000	3,050,839
Johnson Controls, Inc., 1.75%, 2014	4,825,000	4,879,928
Volkswagen International Finance N.V., FRN, 0.884%, 2013 (n)	3,500,000	3,509,573

		$26,848,729

Banks & Diversified Financials (Covered Bonds) – 3.9%
Australia & New Zealand Banking Group, 1%, 2015 (n)	$7,600,000	$7,657,760
Bank of Nova Scotia, 2.15%, 2016 (n)	2,200,000	2,300,100
Bank of Nova Scotia, 1.75%, 2017 (n)	1,200,000	1,238,520
Bank of Scotland PLC, 5.25%, 2017 (n)	3,900,000	4,464,412
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	5,000,000	5,173,500
Northern Rock Asset Management, 5.625%, 2017 (n)	2,400,000	2,781,300
SpareBank 1 Boligkreditt A.S., 1.25%, 2013 (n)	1,300,000	1,306,110
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,900,000	3,055,634
SpareBank 1 Boligkreditt A.S., 2.3%, 2017 (n)	6,100,000	6,358,475
Swedbank Hypotek AB, FRN, 0.733%, 2014 (n)	1,600,000	1,605,691

		$35,941,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 2015	$2,275,000	$2,399,231
Life Technologies Corp., 3.5%, 2016	1,425,000	1,487,282

		$3,886,513

Broadcasting – 1.0%
News America, Inc., 5.3%, 2014	$2,400,000	$2,582,561
Reed Elsevier Capital, 7.75%, 2014	3,050,000	3,213,995
Vivendi S.A., 2.4%, 2015 (n)	2,450,000	2,498,316
WPP Finance, 8%, 2014	970,000	1,064,880

		$9,359,752

Cable TV – 1.4%
DIRECTV Holdings LLC, 3.5%, 2016	$4,875,000	$5,176,914
NBCUniversal Enterprise Co., FRN, 0.817%, 2016 (z)	1,000,000	999,311
NBCUniversal Media LLC, 2.1%, 2014	2,975,000	3,016,204
Time Warner Cable, Inc., 6.2%, 2013	3,350,000	3,394,652

		$12,587,081

Computer Software – Systems – 0.8%
Dell, Inc., 1.4%, 2013	$3,050,000	$3,051,360
Xerox Corp., FRN, 1.11%, 2014	4,025,000	4,018,162

		$7,069,522

Conglomerates – 1.4%
ABB Finance (USA), Inc., 1.625%, 2017	$930,000	$942,950
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,860,000	4,025,239
General Electric Co., 0.85%, 2015	5,775,000	5,794,265
United Technologies Corp., 1.2%, 2015	2,325,000	2,357,620

		$13,120,074

Consumer Products – 0.3%
Avon Products, Inc., 2.375%, 2016	$1,020,000	$1,033,124
Mattel, Inc. , 1.7%, 2018	1,232,000	1,238,712

		$2,271,836

Consumer Services – 0.4%
eBay, Inc., 1.35%, 2017	$1,425,000	$1,440,756
Experian Finance PLC, 2.375%, 2017 (n)	1,788,000	1,823,195

		$3,263,951

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 2018	$919,000	$927,145

Electronics – 0.7%
Agilent Technologies, Inc., 5.5%, 2015	$2,975,000	$3,288,211
Intel Corp., 1.95%, 2016	3,175,000	3,288,986

		$6,577,197

Emerging Market Quasi-Sovereign – 0.5%
Korea Development Bank, 1%, 2016	$2,770,000	$2,747,494
Rosneft, 3.149%, 2017 (n)	2,000,000	2,010,000

		$4,757,494

Energy – Independent – 1.2%
Anadarko Petroleum Corp., 6.375%, 2017	$2,975,000	$3,550,996
Apache Corp., 6%, 2013	4,000,000	4,097,716

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Encana Corp., 5.9%, 2017	$2,500,000	$2,945,813

		$10,594,525

Energy – Integrated – 1.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,900,000	$3,072,304
BP Capital Markets PLC, 3.125%, 2015	5,350,000	5,648,958
Petro-Canada Financial Partnership, 5%, 2014	2,650,000	2,825,470
Total Capital Canada Ltd., FRN, 0.683%, 2016	2,070,000	2,079,172
Total Capital International S.A., 1.5%, 2017	2,900,000	2,949,935

		$16,575,839

Financial Institutions – 1.6%
General Electric Capital Corp., 2.15%, 2015	$11,775,000	$12,075,039
General Electric Capital Corp., 2.375%, 2015	2,100,000	2,172,563

		$14,247,602

Food & Beverages – 5.4%
Anheuser-Busch InBev S.A., 5.375%, 2014	$1,325,000	$1,423,591
Anheuser-Busch InBev S.A., 0.8%, 2015	2,600,000	2,604,932
Anheuser-Busch InBev S.A., 0.8%, 2016	2,300,000	2,301,640
Beam, Inc., 1.875%, 2017	1,625,000	1,654,781
Cargill, Inc., 1.9%, 2017 (n)	5,100,000	5,182,054
Coca-Cola Co., 1.15%, 2018	1,690,000	1,692,038
Conagra Foods, Inc., 1.3%, 2016	2,080,000	2,096,438
Diageo Capital PLC, 1.5%, 2017	2,000,000	2,027,582
General Mills, Inc., FRN , 0.6%, 2016	1,650,000	1,651,409
H.J. Heinz Co., 1.5%, 2017	2,550,000	2,574,225
Heineken N.V., 1.4%, 2017 (n)	4,300,000	4,280,448
Ingredion, Inc., 1.8%, 2017	1,950,000	1,953,760
Kellogg Co., 4.45%, 2016	690,000	759,196
Kraft Foods Group, Inc. , 1.625%, 2015	2,750,000	2,792,369
Molson Coors Brewing Co., 2%, 2017	3,525,000	3,607,823
PepsiCo, Inc., 2.5%, 2016	2,600,000	2,734,849
Pernod-Ricard S.A., 2.95%, 2017 (n)	3,000,000	3,150,885
SABMiller Holdings, Inc., 1.85%, 2015 (n)	6,850,000	6,960,436

		$49,448,456

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2017	$2,155,000	$2,548,417
Walgreen Co., 1%, 2015	3,000,000	3,005,997

		$5,554,414

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$2,526,000	$2,599,401

Insurance – 2.0%
American International Group, Inc., 4.875%, 2016	$3,550,000	$3,950,476
ING U.S., Inc., 2.9%, 2018 (n)	1,645,000	1,668,519
MetLife Institutional Funding II LLC, FRN, 0.675%, 2015 (n)	1,940,000	1,942,049
MetLife, Inc., 1.756%, 2017	1,875,000	1,898,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	$2,750,000	$2,898,651
New York Life Global Funding, 3%, 2015 (n)	4,725,000	4,966,188
Prudential Financial, Inc., 5.1%, 2014	774,000	822,971

		$18,146,877

Insurance – Health – 1.6%
CIGNA Corp., 2.75%, 2016	$2,125,000	$2,243,233
Coventry Health Care, Inc., 6.3%, 2014	829,000	886,407
Humana, Inc., 6.45%, 2016	4,200,000	4,845,889
UnitedHealth Group, Inc., 0.85%, 2015	7,050,000	7,071,369

		$15,046,898

International Market Quasi-Sovereign – 4.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$298,000	$310,456
Bank Nederlandse Gemeenten, 1.375%, 2018 (z)	4,000,000	4,021,378
FMS Wertmanagement, 0.625%, 2016	2,310,000	2,312,155
ING Bank N.V., 3.9%, 2014 (n)	2,700,000	2,791,047
KFW, FRN, 0.213%, 2013	1,900,000	1,900,029
Kommunalbanken A.S., 1%, 2018 (n)	5,000,000	4,959,900
Kreditanstalt für Wiederaufbau, FRN, 0.254%, 2015	4,500,000	4,498,394
Landwirtschaftliche Rentenbank, 4.125%, 2013	5,200,000	5,257,356
Municipality Finance PLC, 2.375%, 2016	2,350,000	2,468,370
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (z)	3,570,000	3,564,649
Statoil A.S.A., 7.375%, 2016 (n)	3,870,000	4,628,404
Swedish Export Credit Corp., FRN, 0.602%, 2017	6,320,000	6,336,735

		$43,048,873

International Market Sovereign – 0.6%
Kingdom of Sweden, 1%, 2018 (z)	$3,040,000	$3,061,925
Republic of Iceland, 4.875%, 2016 (n)	2,520,000	2,686,950

		$5,748,875

Local Authorities – 0.3%
State of Illinois, 4.961%, 2016	$2,215,000	$2,420,596

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 2015	$4,025,000	$4,028,506

Major Banks – 11.6%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$3,890,000	$3,892,073
Bank of America Corp., 3.625%, 2016	1,925,000	2,042,013
Bank of America Corp., 5.625%, 2016	1,150,000	1,295,435
Bank of America Corp., 6%, 2017	5,050,000	5,862,782
Bank of America Corp., FRN, 1.721%, 2014	725,000	731,329
Bank of America Corp., FRN, 1.104%, 2016	1,330,000	1,324,953
BNP Paribas, FRN, 1.205%, 2014	2,440,000	2,450,904

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Commonwealth Bank of Australia, 1.95%, 2015	$6,150,000	$6,295,687
Credit Suisse New York, FRN, 1.265%, 2014	8,100,000	8,151,775
Goldman Sachs Group, Inc., 1.6%, 2015	3,400,000	3,431,134
Goldman Sachs Group, Inc., FRN, 1.289%, 2014	4,000,000	4,019,600
HSBC USA, Inc., 1.625%, 2018	3,720,000	3,716,537
ING Bank N.V., 2%, 2015 (n)	550,000	558,800
ING Bank N.V., FRN, 1.231%, 2016 (z)	1,400,000	1,399,187
ING Bank N.V., FRN, 1.68%, 2014 (n)	3,525,000	3,565,721
JPMorgan Chase & Co., 1.875%, 2015	7,775,000	7,922,842
JPMorgan Chase & Co., 3.45%, 2016	6,550,000	6,963,737
Macquarie Bank Ltd., 5%, 2017 (n)	3,000,000	3,310,710
Morgan Stanley, 4.1%, 2015	3,250,000	3,393,081
Morgan Stanley, 5.75%, 2016	1,850,000	2,085,775
Morgan Stanley, 5.45%, 2017	2,475,000	2,770,339
Morgan Stanley, 4.75%, 2017	1,675,000	1,847,564
PNC Bank N.A., FRN, 0.61%, 2016	2,190,000	2,193,705
Royal Bank of Canada, 1.5%, 2018	2,365,000	2,390,717
Royal Bank of Scotland PLC, 2.55%, 2015	3,025,000	3,109,062
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	1,200,000	1,213,044
Standard Chartered PLC, 3.85%, 2015 (n)	3,150,000	3,326,085
State Street Bank & Trust Co., FRN, 0.479%, 2015	2,857,000	2,834,355
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,475,000	3,513,069
Svenska Handelsbanken AB, FRN, 0.732%, 2016	3,150,000	3,149,994
Wells Fargo & Co., 1.5%, 2015	1,925,000	1,956,807
Westpac Banking Corp., 1.125%, 2015	5,800,000	5,843,871

		$106,562,687

Medical & Health Technology & Services – 2.3%
Becton, Dickinson & Co., 1.75%, 2016	$2,900,000	$2,978,312
Covidien International Finance S.A., 6%, 2017	1,485,000	1,781,495
DENTSPLY International, Inc., FRN, 1.79%, 2013	4,275,000	4,292,433
Express Scripts Holding Co., 3.125%, 2016	1,175,000	1,241,239
McKesson Corp., 3.25%, 2016	3,075,000	3,295,576
Medco Health Solutions, Inc., 2.75%, 2015	2,700,000	2,815,001
Thermo Fisher Scientific, Inc., 2.05%, 2014	4,875,000	4,936,474

		$21,340,530

Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2015	$2,825,000	$2,845,461
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	800,000	803,342

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Rio Tinto Financial USA PLC, 1.125%, 2015	$4,750,000	$4,778,533

		$8,427,336

Mortgage-Backed – 4.3%
Fannie Mae, 2.8%, 2018	$3,268,490	$3,502,911
Fannie Mae, 3.738%, 2018	13,900,414	15,532,925
Fannie Mae, 3.75%, 2018	4,044,266	4,469,003
Fannie Mae, 5.5%, 2025	6,197,529	6,662,285
Fannie Mae, 5%, 2030 - 2041	5,397,080	5,923,679
Fannie Mae, 5%, 2039 (f)	3,412,007	3,702,952

		$39,793,755

Municipals – 3.7%
New York Dormitory Authority, Personal Income Tax Rev., “G”, 1.998%, 2014	$719,000	$729,742
New York, NY, “D-2”, 5.07%, 2014	5,300,000	5,701,952
North Texas Tollway Authority Rev., 2.441%, 2013	3,975,000	4,005,170
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.901%, 2019	1,246,207	1,248,998
South Carolina Student Loan Corp., Education Loan Rev., “A-1”, 0.387%, 2018	2,031,925	2,031,945
St. Paul, MN, Northstar Education Finance, Inc., FRN, 0.421%, 2016	1,453,512	1,453,323
State of California, 3.95%, 2015	1,950,000	2,109,003
State of Illinois, 4.421%, 2015	6,500,000	6,829,030
State of New Jersey, “R”, 2.02%, 2014	5,300,000	5,405,894
State of Wisconsin, Annual Appropriations Rev., “A”, 4.8%, 2013	4,300,000	4,315,222

		$33,830,279

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 2017 (n)	$2,500,000	$2,512,925

Natural Gas – Pipeline – 0.8%
Energy Transfer Partners LP, 5.95%, 2015	$1,010,000	$1,094,997
Enterprise Products Partners LP, 1.25%, 2015	3,775,000	3,802,607
ONEOK Partners LP, 6.15%, 2016	1,200,000	1,386,880
ONEOK Partners LP, 2%, 2017	775,000	783,171

		$7,067,655

Network & Telecom – 2.8%
AT&T, Inc., 2.95%, 2016	$2,800,000	$2,962,330
AT&T, Inc., 2.4%, 2016	7,950,000	8,289,537
France Telecom, 4.375%, 2014	6,000,000	6,261,678
Telefonica Emisiones SAU, 6.421%, 2016	1,325,000	1,469,516
Verizon Communications, Inc., 0.7%, 2015	6,325,000	6,293,438

		$25,276,499

Oil Services – 1.2%
Noble Holding International Ltd., 2.5%, 2017	$3,500,000	$3,599,071
Transocean, Inc., 2.5%, 2017	1,875,000	1,898,728

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – continued
Transocean, Inc. Co., 4.95%, 2015	$2,225,000	$2,407,419
Transocean, Inc. Co., 5.05%, 2016	3,125,000	3,472,178

		$11,377,396

Oils – 0.7%
Phillips 66, 2.95%, 2017	$5,596,000	$5,930,590

Other Banks & Diversified Financials – 6.5%
American Express Credit Co., 2.75%, 2015	$5,200,000	$5,436,974
Capital One Financial Corp., 7.375%, 2014	3,522,000	3,780,768
Capital One Financial Corp., 2.125%, 2014	2,800,000	2,843,795
Capital One Financial Corp., 1%, 2015	1,275,000	1,270,257
Citigroup, Inc., 6.375%, 2014	1,875,000	2,009,383
Citigroup, Inc., 5.5%, 2014	6,625,000	7,069,504
Citigroup, Inc., 5.85%, 2016	4,825,000	5,496,833
Intesa Sanpaolo S.p.A., 3.125%, 2016	2,550,000	2,492,735
Intesa Sanpaolo S.p.A., FRN, 2.688%, 2014 (n)	2,000,000	2,011,572
Mizuho Corp. Bank Ltd., 2.55%, 2017 (n)	3,900,000	4,048,298
Rabobank Nederland N.V., 3.375%, 2017	3,000,000	3,211,842
Rabobank Nederland N.V., FRN, 0.76%, 2016	1,380,000	1,382,448
Santander Holdings USA, 3%, 2015	1,725,000	1,768,720
Skandinaviska Enskilda, 1.75%, 2018 (z)	1,721,000	1,720,138
SunTrust Banks, Inc., 3.5%, 2017	3,000,000	3,212,250
Svenska Handelsbanken AB, 2.875%, 2017	2,500,000	2,639,553
Swedbank AB, 2.125%, 2017 (n)	1,628,000	1,647,549
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.738%, 2016 (n)	1,450,000	1,449,162
UBS AG, 3.875%, 2015	3,269,000	3,451,038
Union Bank N.A., 2.125%, 2017	2,825,000	2,907,702

		$59,850,521

Personal Computers & Peripherals – 0.4%
Hewlett Packard Co., 6.125%, 2014	$3,250,000	$3,401,694

Pharmaceuticals – 1.9%
AbbVie, Inc., 1.75%, 2017 (n)	$5,300,000	$5,364,453
Bristol-Myers Squibb Co., 0.875%, 2017	3,896,000	3,850,066
Celgene Corp., 2.45%, 2015	3,000,000	3,112,677
Watson Pharmaceuticals, Inc., 1.875%, 2017	5,250,000	5,311,226

		$17,638,422

Pollution Control – 0.2%
Waste Management, Inc. Co., 5%, 2014	$1,825,000	$1,899,416

Printing & Publishing – 0.3%
Thomson Reuters Corp., 5.95%, 2013	$3,000,000	$3,046,815

Real Estate – 1.5%
DDR Corp., REIT, 7.5%, 2017	$2,025,000	$2,407,201
HCP, Inc., REIT, 2.7%, 2014	1,525,000	1,548,900
Health Care, Inc., REIT, 6%, 2013	2,105,000	2,171,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Health Care, Inc., REIT, 4.7%, 2017	$1,845,000	$2,068,192
Prologis LP, REIT, 5.625%, 2016	355,000	402,278
Simon Property Group, Inc., REIT, 4.2%, 2015	3,675,000	3,876,717
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,208,000	1,203,785

		$13,678,732

Retailers – 0.2%
Wesfarmers Ltd., 1.874%, 2018 (z)	$1,593,000	$1,602,841

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$736,000	$763,635
Ecolab, Inc., 1%, 2015	3,025,000	3,032,995
Ecolab, Inc., 3%, 2016	1,850,000	1,966,496

		$5,763,126

Supranational – 0.5%
International Bank for Reconstruction and Development, 0.5%, 2016	$4,850,000	$4,851,319

Telecommunications – Wireless – 1.9%
American Tower Trust I, REIT, 1.551%, 2018 (n)	$1,900,000	$1,907,389
Crown Castle Towers LLC, 4.523%, 2015 (n)	545,000	578,963
Crown Castle Towers LLC, 3.214%, 2015 (n)	3,000,000	3,129,894
Rogers Cable, Inc., 5.5%, 2014	625,000	653,403
Rogers Wireless, Inc., 6.375%, 2014	4,250,000	4,468,153
Verizon Wireless Capital LLC, 7.375%, 2013	1,803,000	1,876,681
Vodafone Group PLC, 2.875%, 2016	4,225,000	4,454,409

		$17,068,892

Tobacco – 0.9%
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	$1,441,000	$1,450,049
Philip Morris International, Inc., 4.875%, 2013	3,750,000	3,770,846
Reynolds American, Inc., 7.625%, 2016	2,655,000	3,162,055

		$8,382,950

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,000,000	$3,125,091
United Parcel Service, Inc., 1.125%, 2017	3,175,000	3,195,892

		$6,320,983

U.S. Government Agencies and Equivalents – 1.4%
National Credit Union Administration, 1.84%, 2020	$382,197	$386,630

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.573%, 2017	$2,023,314	$2,031,528
National Credit Union Administration, FRN, 0.602%, 2020	3,398,413	3,409,033
National Credit Union Administration, FRN, 0.583%, 2020	2,702,631	2,708,860
National Credit Union Administration, FRN, 0.583%, 2020	2,035,879	2,039,855
National Credit Union Administration, FRN, 0.653%, 2020	1,009,795	1,012,956
National Credit Union Administration, FRN, 0.553%, 2020	1,613,020	1,617,666

		$13,206,528

Utilities – Electric Power – 5.4%
Commonwealth Edison, 1.625%, 2014	$4,800,000	$4,842,907
Dominion Resources, Inc., 1.8%, 2014	3,100,000	3,134,295
DTE Energy Co., 7.625%, 2014	3,400,000	3,657,570
Duke Energy Corp., 6.3%, 2014	4,650,000	4,864,500
Enel Finance International S.A., 3.875%, 2014 (n)	2,000,000	2,055,662
Georgia Power Co., 1.3%, 2013	1,650,000	1,657,176
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,000,000	3,089,040
MidAmerican Energy Holdings Co., 5%, 2014	3,600,000	3,735,410
NextEra Energy Capital Co., 1.2%, 2015	3,000,000	3,022,686
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,475,000	3,670,663
Progress Energy, Inc., 6.05%, 2014	3,350,000	3,519,386
Sierra Pacific Power Co., 6%, 2016	3,450,000	3,980,983
Southern Co., 4.15%, 2014	1,400,000	1,453,686
Virginia Electric and Power Co., 1.2%, 2018	2,790,000	2,793,220
Wisconsin Electric Power, 6%, 2014	3,875,000	4,075,380

		$49,552,564

Total Bonds		$896,835,254

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	16,485,736	$16,485,736

Total Investments		$913,320,990

OTHER ASSETS, LESS LIABILITIES – 0.4%		3,651,146

Net Assets – 100.0%		$916,972,136

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $172,103,855, representing 18.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.552%, 2019	3/13/13	$1,505,153	$1,510,741
Bank Nederlandse Gemeenten, 1.375%, 2018	3/12/13	3,996,742	4,021,378
Daimler Finance North America LLC, 2.4%, 2017	3/11/13	1,852,101	1,859,044
ING Bank N.V., FRN, 1.231%, 2016	2/28/13	1,400,000	1,399,187
Kingdom of Sweden, 1%, 2018	2/20/13	3,033,610	3,061,925
NBCUniversal Enterprise Co., FRN, 0.817%, 2016	3/20/13	1,001,124	999,311
Nederlandse Waterschapsbank N.V., 0.75%, 2016	3/19/13	3,567,266	3,564,649
Santander U.S. Debt S.A.U., 3.724%, 2015	3/19/13-3/26/13	1,217,665	1,213,044
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	1,711,171	1,720,138
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015	3/20/13	1,099,899	1,099,927
Wesfarmers Ltd., 1.874%, 2018	3/13/13	1,593,000	1,602,841
Total Restricted Securities			$22,052,185
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 3/31/13

Futures Contracts Outstanding at 3/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	800	$99,243,750	June - 2013	$(52,931)

At March 31, 2013, the fund had liquid securities with an aggregate value of $487,620 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,206,528	$—	$13,206,528
Non-U.S. Sovereign Debt	—	58,406,561	—	58,406,561
Municipal Bonds	—	33,830,279	—	33,830,279
U.S. Corporate Bonds	—	423,309,477	—	423,309,477
Residential Mortgage-Backed Securities	—	50,499,231	—	50,499,231
Asset-Backed Securities (including CDOs)	—	103,673,672	—	103,673,672
Foreign Bonds	—	213,909,506	—	213,909,506
Mutual Funds	16,485,736	—	—	16,485,736
Total Investments	$16,485,736	$896,835,254	$—	$913,320,990

Other Financial Instruments
Futures Contracts	$(52,931)	$—	$—	$(52,931)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$902,295,199
Gross unrealized appreciation	11,465,625
Gross unrealized depreciation	(439,834)
Net unrealized appreciation (depreciation)	$11,025,791

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,243,250	91,711,405	(93,468,919)	16,485,736

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,142	$16,485,736

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	69.6%
United Kingdom	5.3%
Netherlands	3.4%
Australia	3.2%
Norway	2.8%
Germany	2.6%
France	2.4%
Sweden	2.2%
Canada	2.2%
Other Countries	6.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2013

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Global Governments Portfolio – Initial Class	9,543,821	$101,928,010
MFS Global Real Estate Portfolio – Initial Class	4,647,225	61,529,254
MFS Government Securities Portfolio – Initial Class	15,167,859	204,159,377
MFS Growth Series – Initial Class (a)	5,874,019	185,736,469
MFS High Yield Portfolio – Initial Class	16,466,561	101,928,010
MFS Inflation-Adjusted Bond Portfolio – Initial Class	9,207,589	102,480,465
MFS International Growth Portfolio – Initial Class	4,492,623	61,638,785
MFS International Value Portfolio – Initial Class	3,275,672	61,418,860
MFS Limited Maturity Portfolio – Initial Class	7,901,396	81,542,408
MFS Mid Cap Growth Series – Initial Class (a)	19,723,985	144,379,572
MFS Mid Cap Value Portfolio – Initial Class	14,553,048	144,220,709
MFS New Discovery Series – Initial Class	1,715,987	30,784,816

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Value Portfolio – Initial Class	3,076,214	$30,762,139
MFS Research Bond Series – Initial Class	18,147,420	244,808,697
MFS Research International Portfolio – Initial Class	10,131,030	143,252,766
MFS Research Series – Initial Class	6,825,151	164,554,389
MFS Value Series – Initial Class	11,473,739	185,186,144

Total Underlying Affiliated Funds		$2,050,310,870

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	417,362	$417,362

Total Investments		$2,050,728,232

OTHER ASSETS, LESS LIABILITIES – 0.0%		914,466

Net Assets – 100.0%		$2,051,642,698

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

2

Supplemental Information (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,445,977,709	$604,750,523	$—	$2,050,728,232

Of the level 2 investments presented above, mutual funds amounting to $604,750,523 were considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,945,725,078
Gross unrealized appreciation	117,555,110
Gross unrealized depreciation	(12,551,956)
Net unrealized appreciation (depreciation)	$105,003,154

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,850,203	704,084	(10,466)	9,543,821
MFS Global Real Estate Portfolio	4,774,336	781	(127,892)	4,647,225
MFS Government Securities Portfolio	14,562,011	622,481	(16,633)	15,167,859
MFS Growth Series	6,237,488	—	(363,469)	5,874,019
MFS High Yield Portfolio	16,458,877	30,642	(22,958)	16,466,561
MFS Inflation-Adjusted Bond Portfolio	8,823,688	393,998	(10,097)	9,207,589
MFS Institutional Money Market Portfolio	978,171	19,794,796	(20,355,605)	417,362
MFS International Growth Portfolio	4,574,112	22	(81,511)	4,492,623
MFS International Value Portfolio	3,453,359	—	(177,687)	3,275,672
MFS Limited Maturity Portfolio	7,654,288	255,773	(8,665)	7,901,396
MFS Mid Cap Growth Series	21,375,239	—	(1,651,254)	19,723,985
MFS Mid Cap Value Portfolio	16,050,979	—	(1,497,931)	14,553,048
MFS New Discovery Series	1,924,794	—	(208,807)	1,715,987
MFS New Discovery Value Portfolio	3,421,836	—	(345,622)	3,076,214
MFS Research Bond Series	17,539,556	627,765	(19,901)	18,147,420
MFS Research International Portfolio	10,338,373	5,231	(212,574)	10,131,030
MFS Research Series	7,297,788	—	(472,637)	6,825,151
MFS Value Series	12,448,090	—	(974,351)	11,473,739

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(4,610)	$—	$—	$101,928,010
MFS Global Real Estate Portfolio	141,536	—	—	61,529,254
MFS Government Securities Portfolio	(1,164)	—	—	204,159,377
MFS Growth Series	(601,388)	—	—	185,736,469
MFS High Yield Portfolio	(6,695)	—	—	101,928,010
MFS Inflation-Adjusted Bond Portfolio	(6,664)	—	—	102,480,465
MFS Institutional Money Market Portfolio	—	—	330	417,362
MFS International Growth Portfolio	(63,064)	—	—	61,638,785
MFS International Value Portfolio	295,352	—	—	61,418,860
MFS Limited Maturity Portfolio	(111)	—	—	81,542,408
MFS Mid Cap Growth Series	(238,439)	—	—	144,379,572
MFS Mid Cap Value Portfolio	(162,099)	—	—	144,220,709
MFS New Discovery Series	(53,880)	—	—	30,784,816
MFS New Discovery Value Portfolio	(593,373)	—	—	30,762,139
MFS Research Bond Series	(18,444)	—	—	244,808,697
MFS Research International Portfolio	189,736	—	—	143,252,766
MFS Research Series	(1,982,785)	—	—	164,554,389
MFS Value Series	(4,762,022)	—	—	185,186,144

	$(7,868,114)	$—	$330	$2,050,728,232

4

QUARTERLY REPORT

March 31, 2013

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.9%
Aerospace – 0.7%
Precision Castparts Corp.	14,420	$2,734,320

Airlines – 0.4%
United Continental Holdings, Inc. (a)	42,640	$1,364,906

Apparel Manufacturers – 2.3%
Guess?, Inc.	69,350	$1,721,961
Hanesbrands, Inc. (a)	75,680	3,447,981
PVH Corp.	14,030	1,498,544
VF Corp.	10,790	1,810,023

		$8,478,509

Automotive – 1.8%
Delphi Automotive PLC	96,150	$4,269,060
TRW Automotive Holdings Corp. (a)	40,880	2,248,400

		$6,517,460

Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	234,780	$3,059,183

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	22,740	$3,492,182
Evercore Partners, Inc.	32,380	1,347,008
GFI Group, Inc.	315,134	1,052,548
NASDAQ OMX Group, Inc.	102,074	3,296,990
TD Ameritrade Holding Corp.	102,130	2,105,921

		$11,294,649

Business Services – 1.4%
Brenntag AG	12,238	$1,910,935
Fidelity National Information Services, Inc.	80,950	3,207,239

		$5,118,174

Cable TV – 0.4%
Dish Network Corp., “A”	35,580	$1,348,482

Chemicals – 1.3%
Celanese Corp.	68,270	$3,007,294
LyondellBasell Industries N.V., “A”	26,460	1,674,653

		$4,681,947

Computer Software – 1.7%
Check Point Software Technologies Ltd. (a)	47,910	$2,251,291
Fair Isaac Corp.	32,500	1,484,925
Symantec Corp. (a)	103,530	2,555,120

		$6,291,336

Computer Software – Systems – 2.5%
Ingram Micro, Inc., “A” (a)	122,480	$2,410,406
NICE Systems Ltd., ADR (a)	49,360	1,817,929
Vantiv, Inc., “A” (a)	78,740	1,869,288
Xerox Corp.	352,680	3,033,048

		$9,130,671

Construction – 1.7%
NVR, Inc. (a)	1,730	$1,868,590

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Stanley Black & Decker, Inc.	52,710	$4,267,929

		$6,136,519

Consumer Products – 1.6%
Inter Parfums, Inc.	10,731	$262,158
International Flavors & Fragrances, Inc.	33,500	2,568,445
Newell Rubbermaid, Inc.	120,450	3,143,745

		$5,974,348

Containers – 3.5%
Ball Corp.	49,630	$2,361,395
Bemis Co., Inc.	59,260	2,391,734
Greif, Inc., “A”	50,120	2,687,434
Owens-Illinois, Inc. (a)	63,410	1,689,877
Packaging Corp. of America	33,970	1,524,234
Sealed Air Corp.	93,840	2,262,482

		$12,917,156

Electrical Equipment – 3.0%
Amphenol Corp., “A”	21,820	$1,628,863
Pentair Ltd.	34,760	1,833,590
Sensata Technologies Holding B.V. (a)	54,040	1,776,295
Tyco International Ltd.	113,720	3,639,040
WESCO International, Inc. (a)	32,790	2,380,882

		$11,258,670

Electronics – 3.1%
Altera Corp.	77,980	$2,765,951
Analog Devices, Inc.	55,720	2,590,423
Microchip Technology, Inc.	96,560	3,549,546
NXP Semiconductors N.V. (a)	43,760	1,324,178
Ultratech, Inc. (a)	29,010	1,146,765

		$11,376,863

Energy – Independent – 4.9%
Cabot Oil & Gas Corp.	41,480	$2,804,463
CONSOL Energy, Inc.	39,180	1,318,407
EQT Corp.	41,280	2,796,720
Gulfport Energy Corp. (a)	22,230	1,018,801
Marathon Petroleum Corp.	10,680	956,928
Noble Energy, Inc.	30,860	3,569,268
QEP Resources, Inc.	66,560	2,119,270
SM Energy Co.	44,330	2,625,223
Valero Energy Corp.	22,380	1,018,066

		$18,227,146

Engineering – Construction – 0.6%
Fluor Corp.	33,570	$2,226,698

Food & Beverages – 5.5%
Bunge Ltd.	51,280	$3,786,002
Coca-Cola Enterprises, Inc.	101,320	3,740,734
Dr Pepper Snapple Group, Inc.	42,480	1,994,436
Ingredion, Inc.	38,820	2,807,462
J.M. Smucker Co.	41,390	4,104,232

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Pinnacle Foods, Inc. (a)	106,150	$2,357,592
Tate & Lyle PLC	130,420	1,684,416

		$20,474,874

Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	15,010	$1,878,652

General Merchandise – 0.4%
Kohl’s Corp.	34,960	$1,612,705

Health Maintenance Organizations – 0.3%
Centene Corp. (a)	21,710	$956,108

Insurance – 6.9%
Allied World Assurance Co.	36,670	$3,400,042
Aon PLC	50,430	3,101,445
Everest Re Group Ltd.	26,880	3,490,637
Genworth Financial, Inc. (a)	112,350	1,123,500
Hanover Insurance Group, Inc.	44,170	2,194,366
Hartford Financial Services Group, Inc.	58,010	1,496,658
Lincoln National Corp.	72,630	2,368,464
Protective Life Corp.	61,870	2,214,946
Symetra Financial Corp.	129,660	1,738,741
Unum Group	77,090	2,177,793
Validus Holdings Ltd.	63,260	2,364,026

		$25,670,618

Leisure & Toys – 1.6%
Activision Blizzard, Inc.	118,520	$1,726,836
Hasbro, Inc.	31,310	1,375,761
Mattel, Inc.	63,510	2,781,103

		$5,883,700

Machinery & Tools – 3.1%
Cummins, Inc.	26,140	$3,027,273
Eaton Corp. PLC	55,220	3,382,225
Joy Global, Inc.	29,600	1,761,792
Kennametal, Inc.	38,530	1,504,211
Regal Beloit Corp.	22,160	1,807,370

		$11,482,871

Major Banks – 3.8%
Comerica, Inc.	84,500	$3,037,775
Huntington Bancshares, Inc.	352,720	2,606,601
KeyCorp	370,550	3,690,678
Regions Financial Corp.	295,020	2,416,214
State Street Corp.	40,970	2,420,917

		$14,172,185

Medical & Health Technology & Services – 2.1%
AmerisourceBergen Corp.	86,610	$4,456,085
Health Management Associates, Inc., “A” (a)	159,360	2,050,963
Universal Health Services, Inc.	21,330	1,362,347

		$7,869,395

Medical Equipment – 4.5%
Analogic Corp.	13,430	$1,061,239

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Cooper Cos., Inc.	22,120	$2,386,306
Covidien PLC	29,580	2,006,707
DENTSPLY International, Inc.	80,510	3,415,234
PerkinElmer, Inc.	87,170	2,932,399
St. Jude Medical, Inc.	56,810	2,297,396
Teleflex, Inc.	32,080	2,711,081

		$16,810,362

Metals & Mining – 0.7%
GrafTech International Ltd. (a)	155,590	$1,194,931
Iluka Resources Ltd.	137,605	1,345,156

		$2,540,087

Natural Gas – Distribution – 2.7%
AGL Resources, Inc.	50,250	$2,107,988
NiSource, Inc.	61,860	1,814,972
NorthWestern Corp.	51,310	2,045,217
Spectra Energy Corp.	128,690	3,957,217

		$9,925,394

Oil Services – 3.3%
Cameron International Corp. (a)	31,530	$2,055,756
Dresser-Rand Group, Inc. (a)	53,960	3,327,174
Ensco PLC, “A”	48,440	2,906,400
Noble Corp.	70,020	2,671,263
Superior Energy Services, Inc. (a)	45,350	1,177,740

		$12,138,333

Other Banks & Diversified Financials – 5.1%
CIT Group, Inc. (a)	61,250	$2,663,150
Discover Financial Services	69,190	3,102,479
Fifth Third Bancorp	221,470	3,612,176
New York Community Bancorp, Inc.	129,680	1,860,908
PrivateBancorp, Inc.	57,720	1,091,485
SunTrust Banks, Inc.	93,530	2,694,599
TCF Financial Corp.	100,000	1,496,000
Zions Bancorporation	91,640	2,290,084

		$18,810,881

Pharmaceuticals – 1.4%
Mylan, Inc. (a)	79,800	$2,309,412
Valeant Pharmaceuticals International, Inc. (a)	27,960	2,097,559
Zoetis, Inc. (a)	26,490	884,766

		$5,291,737

Printing & Publishing – 0.3%
Moody’s Corp.	22,730	$1,211,964

Railroad & Shipping – 0.8%
Kansas City Southern Co.	25,640	$2,843,476

Real Estate – 3.3%
Annaly Mortgage Management, Inc., REIT	107,600	$1,709,764
Big Yellow Group PLC, REIT	212,550	1,146,505
BioMed Realty Trust, Inc., REIT	123,070	2,658,312
DDR Corp., REIT	98,600	1,717,612
EPR Properties, REIT	50,180	2,611,869

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Equity Lifestyle Properties, Inc., REIT	30,880	$2,371,584

		$12,215,646

Specialty Chemicals – 3.0%
Air Products & Chemicals, Inc.	19,420	$1,691,870
Airgas, Inc.	23,160	2,296,546
Akzo Nobel N.V.	37,640	2,389,562
FMC Corp.	53,680	3,061,370
Symrise AG	43,929	1,740,758

		$11,180,106

Specialty Stores – 2.4%
Bed Bath & Beyond, Inc. (a)	41,930	$2,701,131
Children’s Place Retail Store, Inc. (a)	44,260	1,983,733
Express, Inc. (a)	111,130	1,979,225
Sally Beauty Holdings, Inc. (a)	39,210	1,151,990
Staples, Inc.	93,100	1,250,333

		$9,066,412

Telephone Services – 1.0%
Frontier Communications Corp.	301,670	$1,200,646
Windstream Corp.	316,120	2,513,154

		$3,713,800

Tobacco – 1.5%
Lorillard, Inc.	71,380	$2,880,183
Schweitzer-Mauduit International, Inc.	74,420	2,882,287

		$5,762,470

Trucking – 0.4%
Swift Transportation Co. (a)	102,120	$1,448,062

Utilities – Electric Power – 7.3%
AES Corp.	229,100	$2,879,787
Calpine Corp. (a)	85,250	1,756,150

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
CenterPoint Energy, Inc.	73,280	$1,755,789
CMS Energy Corp.	166,720	4,658,157
DTE Energy Co.	40,440	2,763,670
Great Plains Energy, Inc.	136,180	3,158,014
Northeast Utilities	100,700	4,376,422
NRG Energy, Inc.	34,919	925,004
OGE Energy Corp.	27,700	1,938,446
Portland General Electric Co.	51,100	1,549,863
Wisconsin Energy Corp.	30,780	1,320,154

		$27,081,456

Utilities – Water – 0.3%
American Water Works Co., Inc.	23,480	$973,011

Total Common Stocks		$359,151,342

CONVERTIBLE PREFERRED STOCKS – 1.0%
Automotive – 0.5%
General Motors Co., 4.75%	38,900	$1,670,366

Utilities – Electric Power – 0.5%
PPL Corp., 9.5%	34,973	$1,916,520

Total Convertible Preferred Stocks		$3,586,886

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	382	$382

Total Investments		$362,738,610

OTHER ASSETS, LESS LIABILITIES – 2.1%		7,661,589

Net Assets – 100.0%		$370,400,199

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$345,029,938	$—	$—	$345,029,938
Israel	4,069,220	—	—	4,069,220
Netherlands	3,713,740	—	—	3,713,740
Germany	3,651,693	—	—	3,651,693
United Kingdom	2,830,921	—	—	2,830,921
Canada	2,097,560	—	—	2,097,560
Australia	—	1,345,156	—	1,345,156
Mutual Funds	382	—	—	382
Total Investments	$361,393,454	$1,345,156	$—	$362,738,610

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $7,131,418 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

4

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$313,575,072
Gross unrealized appreciation	50,557,601
Gross unrealized depreciation	(1,394,063)
Net unrealized appreciation (depreciation)	$49,163,538

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,233,894	36,435,661	(39,669,173)	382

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,290	$382

5

QUARTERLY REPORT

March 31, 2013

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Real Estate – 98.7%
Advance Residence Investment Corp., REIT	1,257	$3,442,135
Alexandria Real Estate Equities, Inc., REIT	57,925	4,111,517
alstria office, REIT AG	170,950	1,926,398
Ascendas India Trust, IEU	8,284,000	5,517,191
Asesor de Activos Prisma S.A.P.I. de C.V., REIT (a)	905,900	1,390,410
Atrium European Real Estate Ltd.	850,324	4,905,520
AvalonBay Communities, Inc., REIT	44,041	5,578,673
Big Yellow Group PLC, REIT	824,448	4,447,111
BioMed Realty Trust, Inc., REIT	94,799	2,047,658
Boston Properties, Inc., REIT	43,494	4,395,504
BR Malls Participacoes S.A.	153,823	1,921,030
British Land Co. PLC, REIT	436,266	3,602,776
CFS Retail Property Trust Group, REIT	2,497,143	5,244,321
Corio N.V., REIT	164,947	7,696,163
Corporate Office Properties Trust, REIT	93,761	2,501,543
DDR Corp., REIT	183,543	3,197,319
Derwent London PLC, REIT	57,913	1,893,672
Digital Realty Trust, Inc., REIT	56,524	3,782,021
EastGroup Properties, Inc., REIT	91,418	5,320,528
EPR Properties, REIT	13,022	677,795
Equity Lifestyle Properties, Inc., REIT	74,097	5,690,650
Federal Realty Investment Trust, REIT	33,593	3,629,388
Global Logistic Properties Ltd.	2,267,586	4,804,148
Granite, REIT	71,310	2,722,911
GSW Immobilien AG	31,986	1,265,447
Hang Lung Properties Ltd.	2,682,944	10,022,333
Henderson Land Development Co. Ltd.	597,140	4,091,008
Home Properties, Inc., REIT	70,958	4,500,156
Host Hotels & Resorts, Inc., REIT	332,417	5,813,973
Kenedix Realty Investment Corp., REIT	631	3,081,971
LEG Immobilien AG (a)	7,300	391,190
Link, REIT	1,504,264	8,196,410
Macquarie Mexico Real Estate S.A. de C.V., REIT (a)	572,100	1,277,631
Medical Properties Trust, Inc., REIT	341,719	5,481,173

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	83,050	$5,735,433
Mitsubishi Estate Co. Ltd.	352,069	9,704,514
Mitsui Fudosan Co. Ltd.	334,075	9,361,053
Multiplan Empreendimentos Imobiliarios S.A.	74,600	2,141,537
National Health Investors, Inc., REIT	58,610	3,836,025
National Retail Properties, Inc., REIT	55,890	2,021,541
NTT Urban Development Corp.	4,399	5,198,648
Plum Creek Timber Co. Inc., REIT	114,750	5,989,950
Public Storage, Inc., REIT	70,343	10,714,646
Retail Opportunity Investment Corp., REIT	210,600	2,950,506
SEGRO PLC, REIT	1,920,803	7,421,907
Simon Property Group, Inc., REIT	76,689	12,159,808
Spirit Realty Capital, Inc., REIT	93,170	1,770,230
Stockland, IEU	1,736,924	6,618,675
Sun Hung Kai Properties Ltd.	276,151	3,727,169
TAG Immobilien AG	160,980	1,842,941
Tanger Factory Outlet Centers, Inc., REIT	127,312	4,606,148
Unibail – Rodamco, REIT	34,379	8,008,226
Ventas, Inc., REIT	89,735	6,568,602
Vornado Realty Trust, REIT	86,335	7,221,059
Westfield Group, REIT	670,792	7,591,026
Weyerhaeuser Co., REIT	147,465	4,627,451

		$264,384,769

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	30,130	$2,317,600

Total Common Stocks		$266,702,369

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	72	$72

Total Investments		$266,702,441

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,010,992

Net Assets – 100.0%		$267,713,433

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$127,246,897	$—	$—	$127,246,897
Japan	30,788,321	—	—	30,788,321
Hong Kong	18,218,743	7,818,177	—	26,036,920
Australia	—	19,454,022	—	19,454,022
United Kingdom	17,365,466	—	—	17,365,466
Singapore	—	10,321,339	—	10,321,339
France	8,008,226	—	—	8,008,226
Netherlands	7,696,163	—	—	7,696,163
Germany	5,425,976	—	—	5,425,976
Other Countries	14,359,039	—	—	14,359,039
Mutual Funds	72	—	—	72
Total Investments	$229,108,903	$37,593,538	$—	$266,702,441

For further information regarding security characteristics, see the Portfolio of Investments.

2

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,508,645 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $72,574,005 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$221,508,965
Gross unrealized appreciation	46,829,105
Gross unrealized depreciation	(1,635,629)
Net unrealized appreciation (depreciation)	$45,193,476

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49	13,281,499	(13,281,476)	72

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$917	$72

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United States	47.9%
Japan	11.6%
Hong Kong	9.7%
Australia	7.3%
United Kingdom	6.5%
Singapore	3.8%
France	3.0%
Netherlands	2.9%
Germany	2.0%
Other Countries	5.3%

3

QUARTERLY REPORT

March 31, 2013

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.1%
AAR Corp.	46,150	$848,697
American Science and Engineering, Inc.	10,600	646,494
FLIR Systems, Inc.	6,190	161,002
Kaman Corp.	38,950	1,381,557

		$3,037,750

Airlines – 0.8%
Republic Airways Holdings, Inc. (a)	104,010	$1,200,275

Apparel Manufacturers – 2.7%
Carter’s, Inc. (a)	20,020	$1,146,545
Guess?, Inc.	49,730	1,234,796
Hanesbrands, Inc. (a)	35,250	1,605,990

		$3,987,331

Automotive – 0.2%
Standard Motor Products, Inc.	8,300	$230,076

Biotechnology – 2.4%
Emergent BioSolutions, Inc. (a)	47,750	$667,545
Momenta Pharmaceuticals, Inc. (a)	43,160	575,754
Myriad Genetics, Inc. (a)	28,230	717,042
ViroPharma, Inc. (a)	63,270	1,591,873

		$3,552,214

Brokerage & Asset Managers – 1.6%
FXCM, Inc., “A”	108,610	$1,485,785
Interactive Brokers Group, Inc.	28,520	425,233
Walter Investment Management Corp. (a)	13,300	495,425

		$2,406,443

Business Services – 3.4%
Barrett Business Services, Inc.	20,590	$1,084,269
Core-Mark Holding Co., Inc.	9,490	486,932
G&K Services, Inc., “A”	19,622	892,997
Global Payments, Inc.	27,570	1,369,126
Performant Financial Corp. (a)	43,070	528,900
Sykes Enterprises, Inc. (a)	46,340	739,586

		$5,101,810

Computer Software – 3.7%
CommVault Systems, Inc. (a)	24,270	$1,989,655
Fair Isaac Corp.	18,190	831,101
magicJack VocalTec Ltd. (a)	39,770	556,780
PTC, Inc. (a)	74,920	1,909,711
TIBCO Software, Inc. (a)	6,320	127,790

		$5,415,037

Computer Software – Systems – 6.7%
Avid Technology, Inc. (a)	20,160	$126,403
CACI International, Inc., “A” (a)	16,430	950,804
Computer Task Group, Inc.	35,900	767,901
Ellie Mae, Inc. (a)	39,020	938,431
Insight Enterprises, Inc. (a)	43,560	898,207
IntraLinks Holdings, Inc. (a)	106,770	679,057

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
NetScout Systems, Inc. (a)	28,790	$707,370
Premiere Global Services, Inc. (a)	80,180	881,178
Tech Data Corp. (a)	13,860	632,155
Unisys Corp. (a)	42,170	959,368
Verifone Systems, Inc. (a)	74,640	1,543,555
Virtusa Corp. (a)	35,270	838,015

		$9,922,444

Construction – 5.3%
American Woodmark Corp. (a)	22,880	$778,606
Eagle Materials, Inc.	26,470	1,763,696
Headwaters, Inc. (a)	90,620	987,758
Lennox International, Inc.	23,720	1,505,983
M.D.C. Holdings, Inc.	30,820	1,129,553
Pool Corp.	35,950	1,725,600

		$7,891,196

Consumer Products – 0.4%
Nu Skin Enterprises, Inc., “A”	13,860	$612,612

Consumer Services – 1.9%
Grand Canyon Education, Inc. (a)	36,710	$932,067
HomeAway, Inc. (a)	58,810	1,911,325

		$2,843,392

Containers – 0.7%
Silgan Holdings, Inc.	21,650	$1,022,963

Electrical Equipment – 1.2%
TriMas Corp. (a)	54,830	$1,780,330

Electronics – 2.1%
Benchmark Electronics, Inc. (a)	8,020	$144,520
M/A-COM Technology Solutions Holdings, Inc. (a)	9,250	148,648
MaxLinear, Inc., “A” (a)	146,199	906,434
Veeco Instruments, Inc. (a)	51,330	1,967,479

		$3,167,081

Energy – Independent – 4.4%
Alon USA Energy, Inc.	44,560	$848,868
CVR Energy, Inc.	16,060	829,017
Delek U.S. Holdings, Inc.	25,190	993,997
EPL Oil & Gas, Inc. (a)	49,090	1,316,103
SM Energy Co.	8,300	491,526
Targa Resources Corp.	15,411	1,047,332
Western Refining Co. LP	27,570	976,254

		$6,503,097

Engineering – Construction – 0.3%
Tutor Perini Corp. (a)	23,430	$452,199

Entertainment – 0.6%
Carmike Cinemas, Inc. (a)	47,070	$852,908

Food & Beverages – 0.5%
Spartan Stores, Inc.	45,400	$796,770

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Forest & Paper Products – 0.7%
Domtar Corp.	4,530	$351,619
Resolute Forest Products, Inc. (a)	41,900	677,942

		$1,029,561

Gaming & Lodging – 0.6%
Global Cash Access Holdings, Inc. (a)	123,380	$869,829

Insurance – 4.5%
Assurant, Inc.	26,850	$1,208,519
Hanover Insurance Group, Inc.	18,110	899,705
Homeowners Choice, Inc.	28,700	782,075
Protective Life Corp.	23,330	835,214
Stewart Information Services Corp.	25,460	648,466
Symetra Financial Corp.	61,830	829,140
Validus Holdings Ltd.	38,440	1,436,503

		$6,639,622

Internet – 2.4%
AVG Technologies N.V. (a)	47,900	$666,768
Demand Media, Inc. (a)	75,830	654,413
IAC/InterActiveCorp	16,690	745,709
LogMeIn, Inc. (a)	45,770	879,699
Vocus, Inc. (a)	42,160	596,564

		$3,543,153

Leisure & Toys – 1.9%
Arctic Cat, Inc. (a)	18,460	$806,702
Brunswick Corp.	58,890	2,015,216

		$2,821,918

Machinery & Tools – 2.4%
Altra Holdings, Inc.	55,120	$1,500,366
Gardner Denver, Inc.	3,560	267,392
Herman Miller, Inc.	66,630	1,843,652

		$3,611,410

Medical & Health Technology & Services – 2.6%
Community Health Systems, Inc.	9,480	$449,257
Gentiva Health Services, Inc. (a)	65,780	711,740
Kindred Healthcare, Inc. (a)	63,020	663,601
PharMerica Corp. (a)	49,550	693,700
Vanguard Health Systems, Inc. (a)	90,720	1,349,006

		$3,867,304

Medical Equipment – 5.4%
CONMED Corp.	37,740	$1,285,424
Cynosure, Inc., “A” (a)	16,670	436,254
Invacare Corp.	50,210	655,241
Natus Medical, Inc. (a)	45,590	612,730
NxStage Medical, Inc. (a)	109,240	1,232,227
PhotoMedex, Inc. (a)	48,160	774,894
Sirona Dental Systems, Inc. (a)	8,850	652,511
SurModics, Inc. (a)	23,520	640,920
Symmetry Medical, Inc. (a)	57,120	654,024
Tornier N.V. (a)	58,320	1,099,332

		$8,043,557

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.5%
Globe Specialty Metals, Inc.	59,520	$828,518
TMS International Corp., “A” (a)	101,700	1,342,440

		$2,170,958

Natural Gas – Distribution – 0.4%
Chesapeake Utilities Corp.	11,070	$542,984

Network & Telecom – 1.0%
Comtech Telecommunications	26,940	$654,103
Harmonic, Inc. (a)	150,970	874,116

		$1,528,219

Oil Services – 3.4%
C&J Energy Services, Inc. (a)	8,580	$196,482
Exterran Holdings, Inc. (a)	37,830	1,021,410
Geospace Technologies Corp. (a)	9,880	1,066,250
Tesco Corp. (a)	120,960	1,619,654
Willbros Group, Inc. (a)	107,650	1,057,123

		$4,960,919

Other Banks & Diversified Financials – 8.6%
Aircastle Ltd.	52,600	$719,568
BancorpSouth, Inc.	100,860	1,644,018
CapitalSource, Inc.	155,760	1,498,411
CVB Financial Corp.	108,320	1,220,766
First Interstate BancSystem, Inc.	55,722	1,048,131
Glacier Bancorp, Inc.	19,560	371,249
Hanmi Financial Corp. (a)	54,190	867,040
HomeStreet, Inc. (a)	17,380	388,269
Metro Bancorp, Inc. (a)	10,118	167,352
Nationstar Mortgage Holdings, Inc. (a)	4,900	180,810
Ocwen Financial Corp. (a)	29,610	1,122,811
PHH Corp. (a)	35,350	776,286
Popular, Inc. (a)	30,820	850,940
PrivateBancorp, Inc.	85,660	1,619,831
Sandy Spring Bancorp, Inc.	10,073	202,467

		$12,677,949

Pharmaceuticals – 1.9%
Alere, Inc. (a)	50,860	$1,298,456
Allos Therapeutics, Inc. (a)	12,904	0
Auxilium Pharmaceuticals, Inc. (a)	90,080	1,556,582

		$2,855,038

Precious Metals & Minerals – 0.4%
Coeur d’Alene Mines Corp. (a)	34,770	$655,762

Printing & Publishing – 1.2%
Quad/Graphics, Inc.	41,990	$1,005,241
Scholastic Corp.	26,560	707,824

		$1,713,065

Real Estate – 6.9%
Hilltop Holdings, Inc. (a)	50,030	$674,905
Home Properties, Inc., REIT	21,130	1,340,065
Javelin Mortgage Investment Corp., REIT	6,940	136,371
Medical Properties Trust, Inc., REIT	121,890	1,955,116

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	20,020	$1,382,581
Parkway Properties, Inc., REIT	47,050	872,778
Potlatch Corp., REIT	33,650	1,543,189
RLJ Lodging Trust, REIT	44,560	1,014,186
Tanger Factory Outlet Centers, Inc., REIT	36,070	1,305,013

		$10,224,204

Restaurants – 0.8%
Bob Evans Farms, Inc.	3,930	$167,497
Papa John’s International, Inc. (a)	13,940	861,771
Texas Roadhouse, Inc., “A”	7,370	148,800

		$1,178,068

Specialty Chemicals – 2.2%
A. Schulman, Inc.	20,400	$643,824
Andersons, Inc.	16,510	883,615
Axiall Corp.	17,020	1,057,963
Dole Food Co., Inc. (a)	59,880	652,692

		$3,238,094

Specialty Stores – 2.9%
Big 5 Sporting Goods Corp.	47,240	$737,416
Children’s Place Retail Store, Inc. (a)	27,400	1,228,068
Express, Inc. (a)	87,730	1,562,471
Medifast, Inc. (a)	22,430	514,096
rue21, Inc. (a)	9,170	269,506

		$4,311,557

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.0%
Atlantic Tele-Network, Inc.	17,070	$828,066
Cbeyond, Inc. (a)	93,730	696,414

		$1,524,480

Tobacco – 0.5%
Schweitzer-Mauduit International, Inc.	20,020	$775,375

Trucking – 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	14,040	$572,270
Celadon Group, Inc.	62,010	1,293,529
Swift Transportation Co. (a)	150,970	2,140,755

		$4,006,554

Utilities – Electric Power – 2.1%
Black Hills Corp.	22,800	$1,004,112
PNM Resources, Inc.	53,710	1,250,906
Portland General Electric Co.	26,560	805,565

		$3,060,583

Utilities – Water – 0.6%
American States Water Co.	16,250	$935,513

Total Common Stocks		$147,561,604

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	244,909	$244,909

Total Investments		$147,806,513

OTHER ASSETS, LESS LIABILITIES – 0.2%		267,363

Net Assets – 100.0%		$148,073,876

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$147,561,604	$—	$0	$147,561,604
Mutual Funds	244,909	—	—	244,909
Total Investments	$147,806,513	$—	$0	$147,806,513

For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2013, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2012.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$123,832,852
Gross unrealized appreciation	25,443,474
Gross unrealized depreciation	(1,469,813)
Net unrealized appreciation (depreciation)	$23,973,661

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,611	3,631,269	(4,908,971)	244,909

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$185	$244,909

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.